AB Discovery Value Fund

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 23.8%
Banks – 12.4%
Comerica, Inc.	619,433	$43,422,253
First BanCorp./Puerto Rico	2,797,906	40,597,616
First Citizens BancShares, Inc./NC - Class A	58,561	42,969,719
First Hawaiian, Inc.	1,613,716	44,135,133
Synovus Financial Corp.	776,664	32,472,322
Texas Capital Bancshares, Inc.(a) (b)	568,785	37,670,631
Webster Financial Corp.	504,636	26,806,264
Wintrust Financial Corp.	429,550	39,574,441
Zions Bancorp NA	819,572	41,486,735

		349,135,114

Capital Markets – 3.4%
Cboe Global Markets, Inc.	232,730	29,363,544
Moelis & Co. - Class A	598,702	25,642,406
Stifel Financial Corp.	608,172	40,644,135

		95,650,085

Insurance – 7.2%
American Financial Group, Inc./OH	205,547	27,565,908
Everest Re Group Ltd.	110,940	42,597,632
Hanover Insurance Group, Inc. (The)	238,181	33,221,486
Kemper Corp.	569,800	35,099,680
Reinsurance Group of America, Inc.	232,520	33,592,164
Selective Insurance Group, Inc.	296,248	30,078,060

		202,154,930

Thrifts & Mortgage Finance – 0.8%
BankUnited, Inc.	680,845	24,115,530

		671,055,659

Industrials – 22.6%
Aerospace & Defense – 1.2%
Spirit AeroSystems Holdings, Inc. - Class A	952,370	32,552,007

Airlines – 1.3%
Alaska Air Group, Inc.(b)	795,085	38,028,915

Building Products – 1.1%
Masonite International Corp.(b)	348,316	30,930,461

Construction & Engineering – 3.8%
Arcosa, Inc.	604,163	36,612,278
Dycom Industries, Inc.(a) (b)	442,624	37,273,367
Fluor Corp.(b)	935,365	34,299,834

		108,185,479

Electrical Equipment – 4.6%
Regal Rexnord Corp.	353,818	55,775,870
Sensata Technologies Holding PLC	664,098	33,590,077
Vertiv Holdings Co.	2,442,221	39,686,091

		129,052,038

Company	Shares	U.S. $ Value

Machinery – 3.4%
Crane Holdings Co.	269,758	$32,311,613
Oshkosh Corp.	261,928	23,361,359
Timken Co. (The)(a)	460,558	39,354,681

		95,027,653

Marine – 1.2%
Star Bulk Carriers Corp.(a)	1,368,014	33,530,023

Professional Services – 1.8%
Korn Ferry	390,050	21,799,895
Robert Half International, Inc.	368,465	29,705,648

		51,505,543

Road & Rail – 2.9%
Knight-Swift Transportation Holdings, Inc.	775,983	44,106,874
XPO, Inc.(b)	1,097,178	36,601,858

		80,708,732

Trading Companies & Distributors – 1.3%
Herc Holdings, Inc.	263,421	37,824,621

		637,345,472

Consumer Discretionary – 16.0%
Auto Components – 1.7%
Dana, Inc.	1,210,951	19,181,464
Goodyear Tire & Rubber Co. (The)(b)	2,471,030	28,070,901

		47,252,365

Diversified Consumer Services – 0.9%
ADT, Inc.(a)	3,481,938	26,253,812

Hotels, Restaurants & Leisure – 3.5%
Dine Brands Global, Inc.	396,156	30,373,281
Hilton Grand Vacations, Inc.(b)	874,352	41,741,564
Papa John’s International, Inc.(a)	311,759	26,172,168

		98,287,013

Household Durables – 3.5%
KB Home	776,675	27,393,327
PulteGroup, Inc.	796,727	43,557,065
Taylor Morrison Home Corp.(b)	785,241	28,135,185

		99,085,577

Specialty Retail – 3.1%
Bath & Body Works, Inc.	736,180	30,087,677
Sally Beauty Holdings, Inc.(b)	1,807,170	29,077,365
Williams-Sonoma, Inc.(a)	220,628	27,560,850

		86,725,892

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 3.3%
Carter’s, Inc.(a)	272,684	$20,557,647
Ralph Lauren Corp.(a)	297,784	35,195,091
Tapestry, Inc.	873,163	37,991,322

		93,744,060

		451,348,719

Information Technology – 10.1%
Communications Equipment – 0.7%
Lumentum Holdings, Inc.(a) (b)	368,785	19,844,321

Electronic Equipment, Instruments & Components – 2.1%
Avnet, Inc.	753,889	33,706,377
Belden, Inc.	312,892	26,401,827

		60,108,204

IT Services – 1.2%
Genpact Ltd.	718,999	34,317,822

Semiconductors & Semiconductor Equipment – 3.2%
FormFactor, Inc.(b)	525,290	15,811,229
Kulicke & Soffa Industries, Inc.(a)	663,952	35,388,641
Synaptics, Inc.(b)	320,080	37,644,609

		88,844,479

Software – 2.9%
ACI Worldwide, Inc.(b)	997,656	25,789,408
CommVault Systems, Inc.(b)	505,143	29,742,820
Gen Digital, Inc.	1,253,412	24,454,068

		79,986,296

		283,101,122

Real Estate – 6.0%
Equity Real Estate Investment Trusts (REITs) – 6.0%
Broadstone Net Lease, Inc. - Class A	1,369,395	24,306,761
Camden Property Trust	273,041	31,334,185
Cousins Properties, Inc.	690,340	16,906,427
CubeSmart	841,108	39,523,665
Physicians Realty Trust	2,078,252	30,820,477
STAG Industrial, Inc.	777,815	26,165,697

		169,057,212

Health Care – 5.8%
Health Care Equipment & Supplies – 3.1%
Envista Holdings Corp.(b)	1,170,790	45,262,741
Integra LifeSciences Holdings Corp.(b)	776,430	43,185,037

		88,447,778

Health Care Providers & Services – 1.9%
Acadia Healthcare Co., Inc.(b)	416,270	30,183,738
Pediatrix Medical Group, Inc.(b)	1,553,503	24,452,137

		54,635,875

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.8%
Syneos Health, Inc.(b)	539,250	$21,688,635

		164,772,288

Materials – 5.0%
Chemicals – 1.9%
Huntsman Corp.	1,255,960	36,849,866
Innospec, Inc.	138,080	15,114,237

		51,964,103

Containers & Packaging – 1.7%
Berry Global Group, Inc.	773,860	48,056,706

Metals & Mining – 1.4%
ATI, Inc.(b)	996,659	40,514,188

		140,534,997

Energy – 3.9%
Energy Equipment & Services – 0.6%
ChampionX Corp.	187,550	5,733,403
Helmerich & Payne, Inc.	284,110	11,955,349

		17,688,752

Oil, Gas & Consumable Fuels – 3.3%
Cameco Corp.	1,311,640	35,860,238
HF Sinclair Corp.	526,568	26,180,961
Magnolia Oil & Gas Corp. - Class A	1,381,338	30,182,235

		92,223,434

		109,912,186

Consumer Staples – 2.5%
Food Products – 2.5%
Hain Celestial Group, Inc. (The)(b)	1,693,265	30,190,915
Nomad Foods Ltd.(b)	2,237,064	40,088,187

		70,279,102

Utilities – 2.3%
Electric Utilities – 1.5%
IDACORP, Inc.	410,999	42,497,297

Gas Utilities – 0.8%
Southwest Gas Holdings, Inc.	336,855	21,225,233

		63,722,530

Communication Services – 1.3%
Media – 1.3%
Criteo SA (Sponsored ADR)(b)	1,091,759	36,191,811

Total Common Stocks (cost $2,432,419,815)		2,797,321,098

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $19,546,380)	19,546,380	$19,546,380

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $2,451,966,195)		2,816,867,478

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $33,107,659)	33,107,659	33,107,659

Total Investments – 101.2% (cost $2,485,073,854)(f)		2,849,975,137
Other assets less liabilities – (1.2)%		(34,234,971)

Net Assets – 100.0%		$2,815,740,166

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $471,271,841 and gross unrealized depreciation of investments was $(106,370,558), resulting in net unrealized appreciation of $364,901,283.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,797,321,098	$—	$—	$2,797,321,098
Short-Term Investments	19,546,380	—	—	19,546,380
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	33,107,659	—	—	33,107,659

Total Investments in Securities	2,849,975,137	—	—	2,849,975,137
Other Financial Instruments(b)	—	—	—	—

Total	$2,849,975,137	$—	$—	$2,849,975,137

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,430	$202,321	$198,205	$19,546	$152
Government Money Market Portfolio*	49,755	51,231	67,878	33,108	78
Total	$65,185	$253,552	$266,083	$52,654	$230

*	Investments of cash collateral for securities lending transactions.